MEMBER MANAGEMENT FEES PAYABLE	12 Months Ended
Dec. 31, 2020
Member Management Fee Payable [Abstract]
MEMBER MANAGEMENT FEES PAYABLE
15. MEMBER MANAGEMENT FEES PAYABLE

	As of December 31,
	2019	2020
	RMB	RMB
Member management fees payable	78,355	45,841

The Group engages third party vendors to provide management service in the member’s community, including organizing product launch events, collecting members or Yunji App users’ feedbacks, etc. Member management fees payable represents the Group’s unpaid balance of such service fees to the third party vendors. For the years ended December 31, 2018, 2019 and 2020, member management fees were RMB 834,576, RMB 876,769 and RMB 418,194, presented in Sales and marketing expenses in the Consolidation Statements of Comprehensive Loss.